Income Taxes - Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Reconciliation Of The Income Tax Expense Determined At The Prc Statutory Income Tax Rate Abstract
Current tax expense	$ 431,139	$ 114,958	$ 1,767
Deferred tax expense	0	0	0
Income tax expenses	$ 431,139	$ 114,958	$ 1,767